Pension and other post-employment benefit plans	12 Months Ended
Dec. 31, 2019
Disclosure Pension And Other Postemployment Benefit Plans [Line Items]
Pension and other post-employment benefit plans [text block]

Note 29 Pension and other post-employment benefit plans

The table below provides a breakdown of expenses related to pension and other post-employment benefit plans recognized in the income statement within Personnel expenses.

Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.19	31.12.18	31.12.17
Net periodic expenses for defined benefit plans	461	188	481
of which: related to major pension plans[1]	440	186	460
of which: Swiss plan[2]	417	153	414
of which: UK plan	3	11	15
of which: US and German plans	21	22	31
of which: related to post-employment medical insurance plans[3]	2	(11)	3
of which: related to remaining plans and other expenses[4]	18	13	17
Expenses for defined contribution plans[5]	326	268	243
of which: UK plans	82	80	72
of which: US plan	173	127	110
of which: remaining plans	71	61	61
Total pension and other post-employment benefit plan expenses[6]	787	457	723
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

The table below provides a breakdown of amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.19	31.12.18	31.12.17
Major pension plans[1]	(135)	(230)	253
of which: Swiss plan	(22)	(352)	(79)
of which: UK plan	(78)	130	304
of which: US and German plans	(35)	(8)	28
Post-employment medical insurance plans[2]	(3)	7	1
Remaining plans	(8)	3	31
Gains / (losses) recognized in other comprehensive income, before tax	(146)	(220)	286
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	(41)	276	11
Gains / (losses) recognized in other comprehensive income, net of tax[3]	(186)	56	296
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

UBS recognizes assets and liabilities with respect to defined benefit plans within Other non-financial assets and Other non-financial liabilities.

As of 31 December 2019 and 31 December 2018, the Swiss pension plan was in a surplus situation. However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit. Since the estimated future economic benefit was zero as of 31 December 2019 and 31 December 2018, no net defined benefit pension asset was recognized on the balance sheet.

The table below provides a breakdown of the assets and liabilities recognized on the balance sheet within Other non-financial assets and Other non-financial liabilities related to defined benefit plans.

Balance sheet – net defined benefit pension and post-employment asset
USD million	31.12.19	31.12.18
Major pension plans[1]	9	0
of which: Swiss plan	0	0
of which: UK plan	4	0
of which: US and German plans	5	0
Total net defined benefit pension and post-employment asset[2]	9	0
1 Refer to Note 29a for more information. 2 Refer to Note 17.

Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.19	31.12.18
Major pension plans[1]	527	671
of which: Swiss plan	0	0
of which: UK plan	0	160
of which: US and German plans[2]	527	511
Post-employment medical insurance plans[3]	62	62
Remaining plans	44	42
Total net defined benefit pension and post-employment liability[4]	633	775
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

a) Defined benefit pension plans

UBS has established defined benefit pension plans for its employees in various jurisdictions in accordance with local regulations and practices. The major plans are located in Switzerland, the UK, the US and Germany. The plans’ benefits include retirement, disability and survivor benefits. The level of benefits provided depends on the specific plan rules and the level of employee compensation.

The overall investment policy and strategy for UBS’s defined benefit pension plans is guided by the objective of achieving an investment return that, together with contributions, is intended to ensure that there will be sufficient assets to pay pension benefits as they fall due, while also mitigating various risks. For the plans with assets, i.e., funded plans, the investment strategies are managed under local laws and regulations in each jurisdiction. The asset allocation is determined by the governance body with reference to the current and expected economic and market conditions and in consideration of specific asset class risk in the risk profile. Within this framework, UBS ensures that the fiduciaries consider how the asset investment strategy correlates with the maturity profile of the plan liabilities and the respective potential effect on the funded status of the plans, including potential short-term liquidity requirements.

The defined benefit obligations (DBOs) for all of UBS’s defined benefit pension plans are directly affected by changes in yields of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan, as the applicable discount rate used to determine the DBO is based on these yields. For the funded plans, the pension assets are invested in a diversified portfolio of financial assets, including real estate, bonds, investment funds and cash, across geographic regions, to achieve a balance of risk and return. Under IFRS, volatility arises in each pension plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s DBO. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body. The net asset / liability volatility for each plan is dependent on the specific financial assets chosen by each plan’s governance body. For certain pension plans, a liability-driven investment approach is applied to a portion of the plan assets to reduce potential volatility. UBS’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations are the primary drivers for determining when contributions are required.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG, and exceeds the minimum benefit requirements under Swiss pension law.

Contributions to the pension plan are paid by both the employer and the employees. The Swiss pension plan allows employees to choose the level of contributions paid by them. Employee contributions are calculated as a percentage of the contributory salary and are deducted monthly. The percentages deducted from salary depend on age and choice of contribution category and vary between 2.5% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation. Depending on the age of the employee, UBS pays a contribution that ranges between 6.5% and 27.5% of contributory base salary and between 2.8% and 9% of contributory variable compensation. UBS also pays risk contributions that are used to finance benefits paid out in the event of death and disability.

The plan benefits include retirement, disability and survivor benefits. The pension plan offers to members at the normal retirement age of 65 a choice between a lifetime pension with or without full restitution and a partial or full lump sum payment. Participants can choose to continue employment and correspondingly remain active members in the pension plan until the age of 70 at the latest or draw early retirement benefits starting from the age of 58. Employees have the opportunity to make additional purchases of benefits to fund early retirement benefits (Plan 58+).

The pension amount payable is a result of the conversion rate applied on the accumulated balance of the individual plan participant’s pension account at the retirement date. The accumulated balance of each individual plan participant’s pension account is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the pension account of each individual plan participant, as well as the interest accrued on the accumulated balance. The interest rate accrued is defined annually by the Pension Foundation Board.

Although the Swiss pension plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IFRS, primarily because of the obligation to accrue interest on the pension accounts and the payment of lifetime pension benefits.

The Swiss pension plan is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and by the plan rules. An actuarial valuation under Swiss pension law is performed regularly. According to Swiss pension law, a temporary limited underfunding is permitted. However, should an underfunded situation occur, the Pension Foundation Board is required to take the necessary measures such that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss pension plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2019, the Swiss pension plan had a technical funding ratio under Swiss pension law of 127.1% (31 December 2018: 124.2%).

The investment strategy of the Swiss plan is implemented on the basis of a multi-level investment and risk management process and complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions on the composition of plan assets; e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2019, the Swiss pension plan was in a surplus situation on an IFRS measurement basis, as the fair value of plan assets exceeded the DBO by USD 3,724 million (31 December 2018: surplus of USD 3,274 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future service cost and the present value of the estimated future employer contributions. The maximum future economic benefit is highly variable based on changes in the discount rate. As of both 31 December 2019 and 31 December 2018, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet. As of 31 December 2019, the difference between the pension plan surplus and the estimated future economic benefit, i.e., the asset ceiling effect, was USD 3,724 million (31 December 2018: USD 3,274 million).

In the fourth quarter of 2019, UBS established an enhanced methodology for measuring the estimated future economic benefits available under the Swiss pension plan, which limits the amount of any surplus recognized in accordance with IFRS, i.e., the asset ceiling calculation. Under the revised approach, which will come into effect in the first quarter of 2020, future service cost is measured individually for each future year, considering the individually applicable discount rate. In addition, an enhanced discount curve methodology will be adopted, utilizing the FINMA-published ultimate forward rate, which represents the average long-term historical real rate plus expected inflation over the long-dated periods where discount rates are unobservable. Application of this approach is expected to reduce the sensitivity in the quarterly asset ceiling calculation to short-term interest rates, resulting in lower variability in the calculation and accordingly the resulting recognition / derecognition of the Swiss pension plan surplus in Other comprehensive income. No changes have been made to the methodology for measuring the defined benefit obligation.

Changes to the Swiss pension plan

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the pension fund of UBS in Switzerland and UBS agreed to measures that have taken effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate was lowered, the regular retirement age was increased from 64 to 65, employee contributions were increased from a range of 1% and 13.5% of the contributory base salary to a range of 2.5% and 13.5% of the contributory base salary, and savings contributions start from age 20 instead of the previous starting age of 25. Pensions already in payment on 1 January 2019 were not affected by these measures.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS will make a payment to employees’ retirement assets in the Swiss pension fund of up to USD 746 million in three installments in 2020, 2021 and 2022.

In accordance with IFRS, these measures led to a reduction in the pension obligation recognized by UBS, resulting in a pre-tax gain of USD 241 million in 2018. In addition, 2018 service costs were lower by USD 59 million due to the decrease in benefits. These effects were recognized as a reduction in Personnel expenses within the income statement across the business divisions and Corporate Center, with a corresponding effect in Other comprehensive income, as the Swiss pension plan was in a surplus situation that could not be recognized due to the IFRS asset ceiling restriction. If the Swiss pension plan remains in an asset ceiling position, the three payments in 2020, 2021 and 2022, adjusted for expected forfeitures, are expected to reduce total equity by USD 641 million, with no effect on the income statement.

The first installment and the regular employer contributions expected to be made to the Swiss pension plan in 2020 are estimated to be USD 234 million and USD 466 million, respectively.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. The normal retirement age for participants in the UK plan is 60. Since 2000, the UK plan has been closed to new entrants and, since 2013, pension plan participants are no longer accruing benefits for current or future service. Employees instead participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board, which is required under local pension laws, and UBS. The employer contributions to the pension fund reflect agreed-upon deficit funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS. In the event of underfunding, UBS and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2019, UBS made deficit funding contributions of USD 242 million to the UK plan. In 2018, UBS did not make any deficit funding contributions.

The plan assets are invested in a diversified portfolio of financial assets. A liability-driven investment approach is applied, as a portion of the plan assets is invested in inflation-indexed bonds that provide a partial hedge against price inflation. If price inflation increases, the DBO is likely to increase by more than the change in the fair value of plan assets, which would result in an increase in the net defined benefit liability. Plan rules and local pension legislation cap the level of inflationary increase that can be applied to plan benefits.

As the plan is obligated to provide guaranteed lifetime pension benefits to plan participants upon retirement, increases in life expectancy will result in an increase in the plan’s liabilities. The sensitivity to changes in life expectancy is particularly high in the UK plan as the pension benefits are indexed to price inflation.

As of 31 December 2019, the UK plan was in a surplus situation on an IFRS measurement basis as the fair value of plan assets exceeded the DBO by USD 4 million (31 December 2018: deficit of USD 160 million).

Total contributions expected to be made to the UK defined benefit pension plan in 2020 are estimated at USD 13 million, subject to regular funding reviews during the year.

In addition, UBS and the Pension Trustee Board have entered into an arrangement whereby a collateral pool was established to provide security for the pension fund. The value of the collateral pool as of 31 December 2019 was USD 364 million and includes corporate bonds and government-related debt instruments. The Pension Trustee Board and UBS may agree adjustments to the collateral pool in the future. The arrangement provides the Pension Trustee Board dedicated access to a pool of assets in the event of UBS’s insolvency or not paying a required deficit funding contribution.

US pension plans

There are two distinct major defined benefit pension plans in the US, both with a normal retirement age of 65. Since 1998 and 2001, respectively, the plans have been closed to new entrants, who instead can participate in defined contribution plans.

One of the major defined benefit pension plans is a contribution-based plan in which each participant accrues a percentage of salary in a pension account. The pension account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other major defined benefit pension plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity commencing early or at retirement age.

As required under local state pension laws, both plans have fiduciaries who, together with UBS, are responsible for the governance of the plans. UBS regularly reviews the contribution strategy for these plans, considering local statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan. In 2019, the contributions made by UBS were USD 29 million (2018: USD 42 million).

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each pension plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets. Both US plans apply a liability-driven investment approach to support the volatility management in the net asset / liability position. Derivative instruments may be employed to manage volatility.

The employer contributions expected to be made to the US defined benefit pension plans in 2020 are estimated at USD 9 million.

German pension plans

There are two different defined benefit pension plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are paid directly by UBS. The normal retirement age for the participants in the German plans is 65. Within the larger of the two plans, each participant accrues a percentage of salary in a pension account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections related to variable compensation. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6% for amounts accrued before 2010, of 4% for amounts accrued from 2010 to 2017 and of 0.9% for amounts accrued after 2017. Both plans are regulated under German pension law, under which the responsibility to pay pension benefits when they are due rests entirely with UBS. For these plans, a portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS to the participants of the German plans in 2020 are estimated at USD 10 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit pension plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Defined benefit obligation at the beginning of the year	22,566	23,419	3,192	3,744	1,679	1,816	27,437	28,978
Current service cost	409	405	0	0	6	7	415	413
Interest expense	200	151	92	93	59	55	351	299
Plan participant contributions	240	218	0	0	0	0	240	218
Remeasurements	1,728	(242)	361	(266)	185	(69)	2,275	(577)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(196)	0	(26)	(18)	3	(5)	(220)	(23)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,641	(639)	421	(257)	179	(69)	2,241	(964)
of which: experience (gains) / losses[1]	284	397	(34)	8	4	5	254	410
Past service cost related to plan amendments	0	(241)	0	4	0	0	0	(237)
Curtailments	0	(20)	0	0	0	0	0	(20)
Benefit payments	(1,046)	(954)	(135)	(202)	(102)	(112)	(1,283)	(1,268)
Foreign currency translation	399	(170)	144	(181)	(8)	(18)	535	(369)
Defined benefit obligation at the end of the year	24,496	22,566	3,654	3,192	1,820	1,679	29,970	27,437
of which: amounts owed to active members	11,577	10,452	164	146	235	226	11,976	10,823
of which: amounts owed to deferred members	0	0	1,559	1,434	675	606	2,233	2,040
of which: amounts owed to retirees	12,918	12,114	1,931	1,612	911	847	15,760	14,574
Fair value of plan assets at the beginning of the year	25,839	26,656	3,032	3,469	1,168	1,265	30,039	31,390
Return on plan assets excluding amounts included in interest income	2,059	(523)	284	(136)	150	(77)	2,492	(736)
Interest income	233	177	89	86	47	44	369	306
Employer contributions	452	505	242	0	38	51	732	556
Plan participant contributions	240	218	0	0	0	0	240	218
Benefit payments	(1,046)	(954)	(135)	(202)	(102)	(112)	(1,283)	(1,268)
Administration expenses, taxes and premiums paid	(11)	(11)	0	0	(2)	(3)	(13)	(14)
Foreign currency translation	453	(228)	146	(185)	0	0	599	(412)
Fair value of plan assets at the end of the year	28,219	25,839	3,658	3,032	1,299	1,168	33,176	30,039
Asset ceiling effect at the beginning of the year	3,274	3,237	0	0	0	0	3,274	3,237
Interest expense on asset ceiling effect	30	23	0	0	0	0	30	23
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	353	71	0	0	0	0	353	71
Foreign currency translation	67	(58)	0	0	0	0	67	(58)
Asset ceiling effect at the end of the year	3,724	3,274	0	0	0	0	3,724	3,274
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)
Net periodic expenses recognized in net profit	(417)	(153)	(3)	(11)	(21)	(22)	(440)	(186)
Gains / (losses) recognized in other comprehensive income	(22)	(352)	(78)	130	(35)	(8)	(135)	(230)
Employer contributions	452	505	242	0	38	51	732	556
Foreign currency translation	(13)	0	2	(4)	8	18	(3)	14
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	4	(160)	(521)	(511)	(518)	(671)

Funded and unfunded plans
Defined benefit obligation from funded plans	24,496	22,566	3,654	3,192	1,319	1,219	29,469	26,976
Defined benefit obligation from unfunded plans	0	0	0	0	501	460	501	460
Plan assets	28,219	25,839	3,658	3,032	1,299	1,168	33,176	30,039
Surplus / (deficit)	3,724	3,274	4	(160)	(521)	(511)	3,206	2,603
Asset ceiling effect	3,724	3,274	0	0	0	0	3,724	3,274
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Current service cost	409	405	0	0	6	7	415	413
Interest expense related to defined benefit obligation	200	151	92	93	59	55	351	299
Interest income related to plan assets	(233)	(177)	(89)	(86)	(47)	(44)	(369)	(306)
Interest expense on asset ceiling effect	30	23	0	0	0	0	30	23
Administration expenses, taxes and premiums paid	11	11	0	0	2	3	13	14
Past service cost related to plan amendments	0	(241)	0	4	0	0	0	(237)
Curtailments	0	(20)	0	0	0	0	0	(20)
Net periodic expenses recognized in net profit	417	153	3	11	21	22	440	186

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Remeasurement of defined benefit obligation	(1,728)	242	(361)	266	(185)	69	(2,275)	577
Return on plan assets excluding amounts included in interest income	2,059	(523)	284	(136)	150	(77)	2,492	(736)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(353)	(71)	0	0	0	0	(353)	(71)
Total gains / (losses) recognized in other comprehensive income, before tax	(22)	(352)	(78)	130	(35)	(8)	(135)	(230)

The table below provides information about the duration of the DBO and the timing for expected benefit payments.

	Swiss plan		UK plan		US and German plans[1]
	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Duration of the defined benefit obligation (in years)	14.9	14.5	20.2	19.5	10.1	9.8
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	1,232	1,153	93	82	121	108
Benefits expected to be paid between 1 and 3 years	2,483	2,356	209	187	228	216
Benefits expected to be paid between 3 and 6 years	3,670	3,554	384	345	346	336
Benefits expected to be paid between 6 and 11 years	5,761	5,643	748	701	548	566
Benefits expected to be paid between 11 and 16 years	5,070	5,142	807	770	455	494
Benefits expected to be paid in more than 16 years	15,517	16,792	3,913	3,927	721	798
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each pension plan’s DBO considers different actuarial assumptions. Changes in those assumptions lead to volatility in the DBO. The following significant actuarial assumptions are applied:

–Discount rate: the discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan. Consequently, a decrease in the yield of high-quality corporate bonds increases the DBO. Conversely, an increase in the yield of high-quality corporate bonds decreases the DBO.

–Rate of salary increase: an increase in the salary of plan participants generally increases the DBO, specifically for the Swiss and German plans. For the UK plan, as the plan is closed for future service, UBS employees no longer accrue future service benefits and thus salary increases have no effect on the DBO. For the US plans, only a small percentage of the total population continues to accrue benefits for future service and therefore the effect of a salary increase on the DBO is minimal.

–Rate of pension increase: for the Swiss plan, there is no automatic indexing of pensions. Any increase would be decided by the Pension Foundation Board. For the US plans, there is also no automatic indexing of pensions. For the UK plan, pensions are automatically indexed to price inflation as per plan rules and local pension legislation. The German plans are also automatically indexed and a portion of the pensions are directly increased by price inflation. An increase in price inflation in the UK or Germany increases the respective plan’s DBO.

–Rate of interest credit on retirement savings: the Swiss plan and one of the US plans have retirement saving balances that are increased annually by an interest credit rate. For each of these plans, an increase in the interest credit rate increases the plan’s DBO.

–Life expectancy: most of UBS’s defined benefit pension plans are obligated to provide guaranteed lifetime pension benefits. The DBO for all plans is calculated using an underlying best estimate of the life expectancy of plan participants. An increase in the life expectancy of plan participants increases the plan’s DBO.

The actuarial assumptions used for the pension plans are based on the economic conditions prevailing in the jurisdiction in which they are offered.

→Refer to Note 1a item 7 for a description of the accounting policy for defined benefit pension plans

Changes in actuarial assumptions

UBS regularly reviews the actuarial assumptions used in calculating its DBO to determine their continuing relevance.

Swiss pension plan

In 2019, a loss of USD 1,728 million was recognized in Other comprehensive income (OCI) related to the remeasurement of the DBO. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of USD 1,887 million and an experience loss of USD 284 million, reflecting the effects of differences between the previous actuarial assumptions and what actually occurred. These losses were partly offset by gains of USD 243 million resulting from a decrease in the expected rate of interest credit on retirement savings, USD 103 million due to an update in the disability assumption and USD 94 million due to an update in the turnover assumption.

In 2018, a net gain of USD 242 million was recognized in OCI related to the remeasurement of the DBO. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 776 million. This effect was partially offset by experience losses of USD 397 million, reflecting differences between the previous actuarial assumptions and what actually occurred, and market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a loss of USD 124 million. Changes in other assumptions were not significant.

UK pension plan

In 2019, a loss of USD 361 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of USD 552 million. This loss was partially offset by a gain of USD 132 million due to a decrease in the expected rate of pension increase, experience gains of USD 34 million which reflect differences between the previous actuarial assumptions and what actually occurred, and a gain of USD 21 million due to an update of the mortality improvement assumption.

In 2018, a net gain of USD 266 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 219 million, as well as changes in the pension increase assumption, which resulted in an OCI gain of USD 37 million.

US and German pension plans

In 2019, a loss of USD 185 million was recognized in OCI related to the remeasurement of the DBO for the US and German plans, compared with a net gain of USD 69 million in 2018. OCI gains and losses in both years were primarily driven by market-driven movements in discount rates.

The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.

Significant actuarial assumptions
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate	0.29	0.92	2.07	2.90	2.58	3.69
Rate of salary increase	1.50	1.50	0.00	0.00	2.37	2.81
Rate of pension increase	0.00	0.00	2.92	3.10	1.80	1.50
Rate of interest credit on retirement savings	0.49	0.92	0.00	0.00	2.57	3.70
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.1
UK	S2PA with CMI 2018 projections[1]	23.3	23.4	24.5	24.6
USA	RP2014 WCHA with MP2019 projection scale[2]	22.8	22.8	24.3	24.3
Germany	Dr. K. Heubeck 2018 G	20.7	20.5	23.5	23.3

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	23.6	23.5	25.1	25.0
UK	S2PA with CMI 2018 projections[1]	25.1	25.2	26.4	26.5
USA	RP2014 WCHA with MP2019 projection scale[2]	24.4	24.4	25.9	26.0
Germany	Dr. K. Heubeck 2018 G	24.2	24.1	26.4	26.3
1 In 2018, the mortality table S2PA with CMI 2017 projections was used. 2 In 2018, the mortality table RP2014 WCHA with MP2018 projection scale was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate
Increase by 50 basis points	(1,505)	(1,327)	(346)	(292)	(86)	(77)
Decrease by 50 basis points	1,710	1,503	395	333	93	84
Rate of salary increase
Increase by 50 basis points	76	68	–[2]	–[2]	1	1
Decrease by 50 basis points	(73)	(65)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,221	1,090	331	260	7	6
Decrease by 50 basis points	–[3]	–[3]	(299)	(262)	(7)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	175	231	–[4]	–[4]	9	9
Decrease by 50 basis points	(102)[5]	(219)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	886	751	154	122	51	42
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2019 and as of 31 December 2018, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2019, 21% of retirement savings were subject to a legal minimum rate of 1.00%.

Fair value of plan assets

The tables below provide information about the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	159	0	159	1	137	0	137	1
Real estate / property
Domestic	0	3,050	3,050	11	0	2,963	2,963	11
Foreign	0	160	160	1	0	0	0	0
Investment funds
Equity
Domestic	701	0	701	2	628	0	628	2
Foreign	6,091	1,653	7,743	27	5,721	1,515	7,237	28
Bonds[1]
Domestic, AAA to BBB–	3,238	0	3,238	11	2,570	0	2,570	10
Foreign, AAA to BBB–	5,880	0	5,880	21	6,194	0	6,194	24
Foreign, below BBB–	999	0	999	4	892	0	892	3
Real estate
Foreign	0	0	0	0	0	11	11	0
Other	1,604	3,956	5,560	20	518	4,142	4,659	18
Other investments	535	194	729	3	531	18	549	2
Total fair value of plan assets	19,206	9,014	28,219	100	17,190	8,649	25,839	100

			31.12.19				31.12.18
Total fair value of plan assets			28,219				25,839
of which:[2]
Bank accounts at UBS			159				132
UBS debt instruments			7				13
UBS shares			21				25
Securities lent to UBS[3]			1,328				1,567
Property occupied by UBS			88				88
Derivative financial instruments, counterparty UBS[3]			10				34
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2019 and 31 December 2018. Net of collateral, derivative financial instruments amounted to USD 6 million as of 31 December 2019 (31 December 2018: USD 10 million).
Composition and fair value of plan assets (continued)

UK plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	141	0	141	4	143	0	143	5
Bonds[1]
Domestic, AAA to BBB–	1,810	0	1,810	49	1,604	0	1,604	53
Investment funds
Equity
Domestic	33	0	33	1	26	0	26	1
Foreign	916	0	916	25	658	0	658	22
Bonds[1]
Domestic, AAA to BBB–	610	117	727	20	587	93	680	22
Domestic, below BBB–	22	0	22	1	15	0	15	0
Foreign, AAA to BBB–	310	0	310	8	258	0	258	9
Foreign, below BBB–	108	0	108	3	51	0	51	2
Real estate
Domestic	103	18	122	3	102	28	131	4
Foreign	0	19	19	1	0	0	0	0
Insurance contracts	0	7	7	0	0	0	0	0
Derivatives	3	0	3	0	0	0	0	0
Asset-backed securities	0	6	6	0	21	2	22	1
Other investments[2]	(572)	7	(565)	(15)	(565)	9	(556)	(18)
Total fair value of plan assets	3,483	175	3,658	100	2,900	132	3,032	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)

US plans
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	475	0	475	37	462	0	462	40
Domestic, below BBB–	2	0	2	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	8	92	0	92	8
Foreign, below BBB–	3	0	3	0	3	0	3	0
Investment funds
Equity
Domestic	208	0	208	16	143	0	143	12
Foreign	161	0	161	12	157	0	157	13
Bonds[1]
Domestic, AAA to BBB–	176	0	176	14	104	0	104	9
Domestic, below BBB–	28	0	28	2	23	0	23	2
Foreign, AAA to BBB–	17	0	17	1	56	0	56	5
Foreign, below BBB–	3	0	3	0	6	0	6	1
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	69	0	69	5	64	0	64	5
Insurance contracts	0	18	18	1	0	17	17	1
Total fair value of plan assets	1,268	31	1,299	100	1,139	29	1,168	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

b) Post-employment medical insurance plans

In the US and the UK, UBS offers post-employment medical insurance benefits that contribute to the health care coverage of certain employees and their beneficiaries after retirement. The UK post-employment medical insurance plan is closed to new entrants. In the US, retiree medical premiums are subsidized for eligible participants who retired before 2014. These plans are not prefunded.

In 2018, UBS announced changes to one of the US post-employment medical insurance plans that replaced the UBS retiree medical subsidy with a new subsidy to purchase medical coverage through a private Medicare exchange. This change reduced the post-employment benefit obligation by USD 14 million, resulting in a corresponding gain recognized in the income statement in 2018.

As of 31 December 2019, the net liability recognized for post-employment medical insurance plans was USD 62 million (31 December 2018: USD 62 million). An expense of USD 2 million was recognized in the income statement in 2019 (2018: gain of USD 11 million; 2017: expense of USD 3 million) and a loss of USD 3 million in Other comprehensive income in 2019 (2018: gain of USD 7 million; 2017: gain of USD 1 million).

The benefits expected to be paid to participants in 2020 are estimated at USD 5 million.

The measurement of each medical insurance plan’s post-employment benefit obligation considers different actuarial assumptions. Reasonably possible changes in actuarial assumptions would not lead to material movements in the net liability recognized as of 31 December 2019 and as of December 2018.

c) Defined contribution plans

UBS sponsors a number of defined contribution plans in locations outside Switzerland. The locations with significant defined contribution plans are the US and the UK. Certain plans allow employees to make contributions and earn matching or other contributions from UBS. Employer contributions to defined contribution plans are recognized as an expense, which, for 2019, 2018 and 2017, amounted to USD 326 million, USD 268 million and USD 243 million, respectively.

d) Related-party disclosure

UBS is the principal provider of banking services for the pension fund of UBS in Switzerland. In this capacity, UBS is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS pension funds do not have a similar banking relationship with UBS.

Also, UBS leases certain properties that are owned by the Swiss pension fund. As of 31 December 2019, the minimum commitment toward the Swiss pension fund under the related leases was approximately USD 14 million (31 December 2018: USD 17 million).

→Refer to the “Composition and fair value of plan assets” table in Note 29a for more information about fair value of investments in UBS instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS from and to the pension and other post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Received by UBS
Fees	34	35	36
Paid by UBS
Rent	4	4	5
Dividends, capital repayments and interest	11	10	10

The transaction volumes in UBS shares and UBS debt instruments and the balances of UBS shares held as of 31 December were:

Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.19	31.12.18
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	967	889
UBS debt instruments (par values, USD million)	2	13
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	1,977	547
UBS debt instruments (par values, USD million)	8	3

UBS shares held by pension and other post-employment benefit plans
	31.12.19	31.12.18
Number of shares (in thousands of shares)	15,701	16,712
Fair value (USD million)	198	207

UBS AG
Disclosure Pension And Other Postemployment Benefit Plans [Line Items]
Pension and other post-employment benefit plans [text block]

Note 29 Pension and other post-employment benefit plans

The table below provides a breakdown of expenses related to pension and other post-employment benefit plans recognized in the income statement within Personnel expenses.

Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.19	31.12.18	31.12.17
Net periodic expenses for defined benefit plans	291	140	365
of which: related to major pension plans[1]	271	141	354
of which: Swiss plan[2]	248	108	307
of which: UK plan	3	11	15
of which: US and German plans	21	22	31
of which: related to post-employment medical insurance plans[3]	2	(11)	3
of which: related to remaining plans and other expenses[4]	17	10	8
Expenses for defined contribution plans[5]	278	223	236
of which: UK plans	34	35	65
of which: US plan	173	127	110
of which: remaining plans	71	61	61
Total pension and other post-employment benefit plan expenses[6]	569	363	601
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 132 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

The table below provides a breakdown of amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.19	31.12.18	31.12.17
Major pension plans[1]	(128)	(79)	276
of which: Swiss plan	(15)	(201)	(56)
of which: UK plan	(78)	130	304
of which: US and German plans	(35)	(8)	28
Post-employment medical insurance plans[2]	(3)	7	1
Remaining plans	1	3	31
Gains / (losses) recognized in other comprehensive income, before tax	(129)	(70)	308
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	(41)	245	6
Gains / (losses) recognized in other comprehensive income, net of tax[3]	(170)	175	314
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

UBS AG recognizes assets and liabilities with respect to defined benefit plans within Other non-financial assets and Other non-financial liabilities.

As of 31 December 2019 and 31 December 2018, the Swiss pension plan was in a surplus situation. However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit. Since the estimated future economic benefit was zero as of 31 December 2019 and 31 December 2018, no net defined benefit pension asset was recognized on the balance sheet.

The table below provides a breakdown of the assets and liabilities recognized on the balance sheet within Other non-financial assets and Other non-financial liabilities related to defined benefit plans.

Balance sheet – net defined benefit pension and post-employment asset
USD million	31.12.19	31.12.18
Major pension plans[1]	9	0
of which: Swiss plan	0	0
of which: UK plan	4	0
of which: US and German plans	5	0
Total net defined benefit pension and post-employment asset[2]	9	0
1 Refer to Note 29a for more information. 2 Refer to Note 17.

Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.19	31.12.18
Major pension plans[1]	527	671
of which: Swiss plan	0	0
of which: UK plan	0	160
of which: US and German plans[2]	527	511
Post-employment medical insurance plans[3]	62	62
Remaining plans	40	40
Total net defined benefit pension and post-employment liability[4]	629	773
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

a) Defined benefit pension plans

UBS AG has established defined benefit pension plans for its employees in various jurisdictions in accordance with local regulations and practices. The major plans are located in Switzerland, the UK, the US and Germany. The plans’ benefits include retirement, disability and survivor benefits. The level of benefits provided depends on the specific plan rules and the level of employee compensation.

The overall investment policy and strategy for UBS AG’s defined benefit pension plans is guided by the objective of achieving an investment return that, together with contributions, is intended to ensure that there will be sufficient assets to pay pension benefits as they fall due, while also mitigating various risks. For the plans with assets, i.e., funded plans, the investment strategies are managed under local laws and regulations in each jurisdiction. The asset allocation is determined by the governance body with reference to the current and expected economic and market conditions and in consideration of specific asset class risk in the risk profile. Within this framework, UBS AG ensures that the fiduciaries consider how the asset investment strategy correlates with the maturity profile of the plan liabilities and the respective potential effect on the funded status of the plans, including potential short-term liquidity requirements.

The defined benefit obligations (DBOs) for all of UBS AG’s defined benefit pension plans are directly affected by changes in yields of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan, as the applicable discount rate used to determine the DBO is based on these yields. For the funded plans, the pension assets are invested in a diversified portfolio of financial assets, including real estate, bonds, investment funds and cash, across geographic regions, to achieve a balance of risk and return. Under IFRS, volatility arises in each pension plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s DBO. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body. The net asset / liability volatility for each plan is dependent on the specific financial assets chosen by each plan’s governance body. For certain pension plans, a liability-driven investment approach is applied to a portion of the plan assets to reduce potential volatility. UBS AG’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations are the primary drivers for determining when contributions are required.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG, and exceeds the minimum benefit requirements under Swiss pension law.

In 2017, a significant number of employees transferred from UBS AG to UBS Business Solutions AG, which is a directly held subsidiary of UBS Group AG. There continues to be one pooled pension plan in Switzerland covering the employees of UBS AG and those transferred to UBS Business Solutions AG. UBS AG and UBS Business Solutions AG both are legal sponsors of UBS’s Swiss pension plan. Since the date of the employee transfer, UBS AG and UBS Business Solutions AG apply proportionate defined benefit accounting, i.e., the net pension cost, any OCI impacts from remeasurements and the net pension asset / liability of the Swiss pension plan are allocated proportionally between UBS AG and UBS Business Solutions AG based on the aggregated net pension cost and defined benefit obligations related to their employees.

Contributions to the pension plan are paid by both the employer and the employees. The Swiss pension plan allows employees to choose the level of contributions paid by them. Employee contributions are calculated as a percentage of the contributory salary and are deducted monthly. The percentages deducted from salary depend on age and choice of contribution category and vary between 2.5% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation. Depending on the age of the employee, UBS AG pays a contribution that ranges between 6.5% and 27.5% of contributory base salary and between 2.8% and 9% of contributory variable compensation. UBS AG also pays risk contributions that are used to finance benefits paid out in the event of death and disability.

The plan benefits include retirement, disability and survivor benefits. The pension plan offers to members at the normal retirement age of 65 a choice between a lifetime pension with or without full restitution and a partial or full lump sum payment. Participants can choose to continue employment and correspondingly remain active members in the pension plan until the age of 70 at the latest or draw early retirement benefits starting from the age of 58. Employees have the opportunity to make additional purchases of benefits to fund early retirement benefits (Plan 58+).

The pension amount payable is a result of the conversion rate applied on the accumulated balance of the individual plan participant’s pension account at the retirement date. The accumulated balance of each individual plan participant’s pension account is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the pension account of each individual plan participant, as well as the interest accrued on the accumulated balance. The interest rate accrued is defined annually by the Pension Foundation Board.

Although the Swiss pension plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IFRS, primarily because of the obligation to accrue interest on the pension accounts and the payment of lifetime pension benefits.

The Swiss pension plan is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and by the plan rules. An actuarial valuation under Swiss pension law is performed regularly. According to Swiss pension law, a temporary limited underfunding is permitted. However, should an underfunded situation occur, the Pension Foundation Board is required to take the necessary measures such that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss pension plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2019, the Swiss pension plan had a technical funding ratio under Swiss pension law of 127.1% (31 December 2018: 124.2%).

The investment strategy of the Swiss plan is implemented on the basis of a multi-level investment and risk management process and complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions on the composition of plan assets; e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2019, the Swiss pension plan was in a surplus situation on an IFRS measurement basis, as the fair value of plan assets exceeded the DBO by USD 2,099 million (31 December 2018: surplus of USD 1,998 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future service cost and the present value of the estimated future employer contributions. The maximum future economic benefit is highly variable based on changes in the discount rate. As of both 31 December 2019 and 31 December 2018, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet. As of 31 December 2019, the difference between the pension plan surplus and the estimated future economic benefit, i.e., the asset ceiling effect, was USD 2,099 million (31 December 2018: USD 1,998 million).

In the fourth quarter of 2019, UBS AG established an enhanced methodology for measuring the estimated future economic benefits available under the Swiss pension plan, which limits the amount of any surplus recognized in accordance with IFRS, i.e., the asset ceiling calculation. Under the revised approach, which will come into effect in the first quarter of 2020, future service cost is measured individually for each future year, considering the individually applicable discount rate. In addition, an enhanced discount curve methodology will be adopted, utilizing the FINMA-published ultimate forward rate, which represents the average long-term historical real rate plus expected inflation over the long-dated periods where discount rates are unobservable. Application of this approach is expected to reduce the sensitivity in the quarterly asset ceiling calculation to short-term interest rates, resulting in lower variability in the calculation and accordingly the resulting recognition / derecognition of the Swiss pension plan surplus in Other comprehensive income. No changes have been made to the methodology for measuring the defined benefit obligation.

Changes to the Swiss pension plan

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the pension fund of UBS AG in Switzerland and UBS AG agreed to measures that have taken effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate was lowered, the regular retirement age was increased from 64 to 65, employee contributions were increased from a range of 1% and 13.5% of the contributory base salary to a range of 2.5% and 13.5% of the contributory base salary, and savings contributions start from age 20 instead of the previous starting age of 25. Pensions already in payment on 1 January 2019 were not affected by these measures.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS AG will make a payment to employees’ retirement assets in the Swiss pension fund of up to USD 455 million in three installments in 2020, 2021 and 2022.

In accordance with IFRS, these measures led to a reduction in the pension obligation recognized by UBS AG, resulting in a pre-tax gain of USD 132 million in 2018. In addition, 2018 service costs were lower by USD 34 million due to the decrease in benefits. These effects were recognized as a reduction in Personnel expenses within the income statement across the business divisions and Corporate Center, with a corresponding effect in Other comprehensive income, as the Swiss pension plan was in a surplus situation that could not be recognized due to the IFRS asset ceiling restriction. If the Swiss pension plan remains in an asset ceiling position, the three payments in 2020, 2021 and 2022, adjusted for expected forfeitures, are expected to reduce total equity by USD 391 million, with no effect on the income statement.

The first installment and the regular employer contributions expected to be made to the Swiss pension plan in 2020 are estimated to be USD 143 million and USD 278 million, respectively.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. The normal retirement age for participants in the UK plan is 60. Since 2000, the UK plan has been closed to new entrants and, since 2013, pension plan participants are no longer accruing benefits for current or future service. Employees instead participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board, which is required under local pension laws, and UBS AG. The employer contributions to the pension fund reflect agreed-upon deficit funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS AG. In the event of underfunding, UBS AG and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2019, UBS AG made deficit funding contributions of USD 242 million to the UK plan. In 2018, UBS AG did not make any deficit funding contributions.

The plan assets are invested in a diversified portfolio of financial assets. A liability-driven investment approach is applied, as a portion of the plan assets is invested in inflation-indexed bonds that provide a partial hedge against price inflation. If price inflation increases, the DBO is likely to increase by more than the change in the fair value of plan assets, which would result in an increase in the net defined benefit liability. Plan rules and local pension legislation cap the level of inflationary increase that can be applied to plan benefits.

As the plan is obligated to provide guaranteed lifetime pension benefits to plan participants upon retirement, increases in life expectancy will result in an increase in the plan’s liabilities. The sensitivity to changes in life expectancy is particularly high in the UK plan as the pension benefits are indexed to price inflation.

As of 31 December 2019, the UK plan was in a surplus situation on an IFRS measurement basis as the fair value of plan assets exceeded the DBO by USD 4 million (31 December 2018: deficit of USD 160 million).

Total contributions expected to be made to the UK defined benefit pension plan in 2020 are estimated at USD 13 million, subject to regular funding reviews during the year.

In addition, UBS AG and the Pension Trustee Board have entered into an arrangement whereby a collateral pool was established to provide security for the pension fund. The value of the collateral pool as of 31 December 2019 was USD 364 million and includes corporate bonds and government-related debt instruments. The Pension Trustee Board and UBS AG may agree adjustments to the collateral pool in the future. The arrangement provides the Pension Trustee Board dedicated access to a pool of assets in the event of UBS AG’s insolvency or not paying a required deficit funding contribution.

US pension plans

There are two distinct major defined benefit pension plans in the US, both with a normal retirement age of 65. Since 1998 and 2001, respectively, the plans have been closed to new entrants, who instead can participate in defined contribution plans.

One of the major defined benefit pension plans is a contribution-based plan in which each participant accrues a percentage of salary in a pension account. The pension account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other major defined benefit pension plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity commencing early or at retirement age.

As required under local state pension laws, both plans have fiduciaries who, together with UBS AG, are responsible for the governance of the plans. UBS AG regularly reviews the contribution strategy for these plans, considering local statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan. In 2019, the contributions made by UBS AG were USD 29 million (2018: USD 42 million).

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each pension plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets. Both US plans apply a liability-driven investment approach to support the volatility management in the net asset / liability position. Derivative instruments may be employed to manage volatility.

The employer contributions expected to be made to the US defined benefit pension plans in 2020 are estimated at USD 9 million.

German pension plans

There are two different defined benefit pension plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are paid directly by UBS AG. The normal retirement age for the participants in the German plans is 65. Within the larger of the two plans, each participant accrues a percentage of salary in a pension account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections related to variable compensation. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6% for amounts accrued before 2010, of 4% for amounts accrued from 2010 to 2017 and of 0.9% for amounts accrued after 2017. Both plans are regulated under German pension law, under which the responsibility to pay pension benefits when they are due rests entirely with UBS AG. For these plans, a portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS AG to the participants of the German plans in 2020 are estimated at USD 10 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit pension plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Defined benefit obligation at the beginning of the year	13,774	14,398	3,192	3,744	1,679	1,816	18,645	19,957
Current service cost	243	251	0	0	6	7	249	258
Interest expense	122	93	92	93	59	55	273	241
Plan participant contributions	149	137	0	0	0	0	149	137
Remeasurements	(61)	(263)	361	(266)	185	(69)	485	(598)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(125)	0	(26)	(18)	3	(5)	(148)	(23)
of which: actuarial (gains) / losses due to changes in financial assumptions	1,006	(391)	421	(257)	179	(69)	1,605	(716)
of which: experience (gains) / losses[1,2]	(942)	128	(34)	8	4	5	(972)	142
Past service cost related to plan amendments	0	(132)	0	4	0	0	0	(128)
Curtailments	0	(17)	0	0	0	0	0	(17)
Benefit payments	(624)	(586)	(135)	(202)	(102)	(112)	(860)	(900)
Foreign currency translation	206	(108)	144	(181)	(8)	(18)	342	(307)
Defined benefit obligation at the end of the year	13,809	13,774	3,654	3,192	1,820	1,679	19,283	18,645
of which: amounts owed to active members	7,073	6,380	164	146	235	226	7,472	6,751
of which: amounts owed to deferred members	0	0	1,559	1,434	675	606	2,233	2,040
of which: amounts owed to retirees	6,735	7,394	1,931	1,612	911	847	9,577	9,854
Fair value of plan assets at the beginning of the year	15,772	16,388	3,032	3,469	1,168	1,265	19,972	21,122
Return on plan assets excluding amounts included in interest income[2]	(30)	(434)	284	(136)	150	(77)	403	(647)
Interest income	142	109	89	86	47	44	278	238
Employer contributions	271	308	242	0	38	51	550	360
Plan participant contributions	149	137	0	0	0	0	149	137
Benefit payments	(624)	(586)	(135)	(202)	(102)	(112)	(860)	(900)
Administration expenses, taxes and premiums paid	(7)	(7)	0	0	(2)	(3)	(9)	(10)
Foreign currency translation	235	(144)	146	(185)	0	0	381	(328)
Fair value of plan assets at the end of the year	15,908	15,772	3,658	3,032	1,299	1,168	20,864	19,972
Asset ceiling effect at the beginning of the year	1,998	1,990	0	0	0	0	1,998	1,990
Interest expense on asset ceiling effect	18	14	0	0	0	0	18	14
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	46	30	0	0	0	0	46	30
Foreign currency translation	36	(36)	0	0	0	0	36	(36)
Asset ceiling effect at the end of the year	2,099	1,998	0	0	0	0	2,099	1,998
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)
Net periodic expenses recognized in net profit	(248)	(108)	(3)	(11)	(21)	(22)	(271)	(141)
Gains / (losses) recognized in other comprehensive income	(15)	(201)	(78)	130	(35)	(8)	(128)	(79)
Employer contributions	271	308	242	0	38	51	550	360
Foreign currency translation	(8)	0	2	(4)	8	18	2	14
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	4	(160)	(521)	(511)	(518)	(671)

Funded and unfunded plans
Defined benefit obligation from funded plans	13,809	13,774	3,654	3,192	1,319	1,219	18,782	18,184
Defined benefit obligation from unfunded plans	0	0	0	0	501	460	501	460
Plan assets	15,908	15,772	3,658	3,032	1,299	1,168	20,864	19,972
Surplus / (deficit)	2,099	1,998	4	(160)	(521)	(511)	1,582	1,327
Asset ceiling effect	2,099	1,998	0	0	0	0	2,099	1,998
Net defined benefit asset / (liability)	0	0	4	(160)	(521)	(511)	(518)	(671)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Current service cost	243	251	0	0	6	7	249	258
Interest expense related to defined benefit obligation	122	93	92	93	59	55	273	241
Interest income related to plan assets	(142)	(109)	(89)	(86)	(47)	(44)	(278)	(238)
Interest expense on asset ceiling effect	18	14	0	0	0	0	18	14
Administration expenses, taxes and premiums paid	7	7	0	0	2	3	9	10
Past service cost related to plan amendments	0	(132)	0	4	0	0	0	(128)
Curtailments	0	(17)	0	0	0	0	0	(17)
Net periodic expenses recognized in net profit	248	108	3	11	21	22	271	141

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Remeasurement of defined benefit obligation	61	263	(361)	266	(185)	69	(485)	598
Return on plan assets excluding amounts included in interest income	(30)	(434)	284	(136)	150	(77)	403	(647)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(46)	(30)	0	0	0	0	(46)	(30)
Total gains / (losses) recognized in other comprehensive income, before tax	(15)	(201)	(78)	130	(35)	(8)	(128)	(79)

The table below provides information about the duration of the DBO and the timing for expected benefit payments.

	Swiss plan		UK plan		US and German plans[1]
	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Duration of the defined benefit obligation (in years)	15.2	14.5	20.2	19.5	10.1	9.8
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	687	704	93	82	121	108
Benefits expected to be paid between 1 and 3 years	1,383	1,439	209	187	228	216
Benefits expected to be paid between 3 and 6 years	2,048	2,170	384	345	346	336
Benefits expected to be paid between 6 and 11 years	3,232	3,446	748	701	548	566
Benefits expected to be paid between 11 and 16 years	2,899	3,140	807	770	455	494
Benefits expected to be paid in more than 16 years	9,136	10,253	3,913	3,927	721	798
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each pension plan’s DBO considers different actuarial assumptions. Changes in those assumptions lead to volatility in the DBO. The following significant actuarial assumptions are applied:

–Discount rate: the discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan. Consequently, a decrease in the yield of high-quality corporate bonds increases the DBO. Conversely, an increase in the yield of high-quality corporate bonds decreases the DBO.

–Rate of salary increase: an increase in the salary of plan participants generally increases the DBO, specifically for the Swiss and German plans. For the UK plan, as the plan is closed for future service, UBS AG employees no longer accrue future service benefits and thus salary increases have no effect on the DBO. For the US plans, only a small percentage of the total population continues to accrue benefits for future service and therefore the effect of a salary increase on the DBO is minimal.

–Rate of pension increase: for the Swiss plan, there is no automatic indexing of pensions. Any increase would be decided by the Pension Foundation Board. For the US plans, there is also no automatic indexing of pensions. For the UK plan, pensions are automatically indexed to price inflation as per plan rules and local pension legislation. The German plans are also automatically indexed and a portion of the pensions are directly increased by price inflation. An increase in price inflation in the UK or Germany increases the respective plan’s DBO.

–Rate of interest credit on retirement savings: the Swiss plan and one of the US plans have retirement saving balances that are increased annually by an interest credit rate. For each of these plans, an increase in the interest credit rate increases the plan’s DBO.

–Life expectancy: most of UBS AG’s defined benefit pension plans are obligated to provide guaranteed lifetime pension benefits. The DBO for all plans is calculated using an underlying best estimate of the life expectancy of plan participants. An increase in the life expectancy of plan participants increases the plan’s DBO.

The actuarial assumptions used for the pension plans are based on the economic conditions prevailing in the jurisdiction in which they are offered.

→Refer to Note 1a item 7 for a description of the accounting policy for defined benefit pension plans

Changes in actuarial assumptions

UBS AG regularly reviews the actuarial assumptions used in calculating its DBO to determine their continuing relevance.

Swiss pension plan

In 2019, a net gain of USD 61 million was recognized in Other comprehensive income (OCI) related to the remeasurement of the DBO. This was primarily due to experience gains of USD 942 million, reflecting differences between the previous actuarial assumptions and what actually occurred, USD 149 million resulting from a decrease in the expected rate of interest credit on retirement savings, USD 65 million due to an update in the disability assumption and USD 60 million due to an update in the turnover assumption. This effect was partly offset by a market-driven decrease in the discount rate, which resulted in an OCI loss of USD 1,156 million.

In 2018, a net gain of USD 263 million was recognized in OCI related to the remeasurement of the DBO. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 478 million. This effect was partially offset by experience losses of USD 128 million, reflecting differences between the previous actuarial assumptions and what actually occurred, and market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a loss of USD 77 million. Changes in other assumptions were not significant.

UK pension plan

In 2019, a loss of USD 361 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of USD 552 million. This loss was partially offset by a gain of USD 132 million due to a decrease in the expected rate of pension increase, experience gains of USD 34 million which reflect differences between the previous actuarial assumptions and what actually occurred, and a gain of USD 21 million due to an update of the mortality improvement assumption.

In 2018, a net gain of USD 266 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 219 million, as well as changes in the pension increase assumption, which resulted in an OCI gain of USD 37 million.

US and German pension plans

In 2019, a loss of USD 185 million was recognized in OCI related to the remeasurement of the DBO for the US and German plans, compared with a net gain of USD 69 million in 2018. OCI gains and losses in both years were primarily driven by market-driven movements in discount rates.

The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.

Significant actuarial assumptions
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate	0.29	0.92	2.07	2.90	2.58	3.69
Rate of salary increase	1.50	1.50	0.00	0.00	2.37	2.81
Rate of pension increase	0.00	0.00	2.92	3.10	1.80	1.50
Rate of interest credit on retirement savings	0.49	0.92	0.00	0.00	2.57	3.70
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.1
UK	S2PA with CMI 2018 projections[1]	23.3	23.4	24.5	24.6
USA	RP2014 WCHA with MP2019 projection scale[2]	22.8	22.8	24.3	24.3
Germany	Dr. K. Heubeck 2018 G	20.7	20.5	23.5	23.3

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.19	31.12.18	31.12.19	31.12.18
Switzerland	BVG 2015 G with CMI 2016 projections	23.6	23.5	25.1	25.0
UK	S2PA with CMI 2018 projections[1]	25.1	25.2	26.4	26.5
USA	RP2014 WCHA with MP2019 projection scale[2]	24.4	24.4	25.9	26.0
Germany	Dr. K. Heubeck 2018 G	24.2	24.1	26.4	26.3
1 In 2018, the mortality table S2PA with CMI 2017 projections was used. 2 In 2018, the mortality table RP2014 WCHA with MP2018 projection scale was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.19	31.12.18	31.12.19	31.12.18	31.12.19	31.12.18
Discount rate
Increase by 50 basis points	(853)	(797)	(346)	(292)	(86)	(77)
Decrease by 50 basis points	972	904	395	333	93	84
Rate of salary increase
Increase by 50 basis points	49	45	–[2]	–[2]	1	1
Decrease by 50 basis points	(47)	(43)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	673	643	331	260	7	6
Decrease by 50 basis points	–[3]	–[3]	(299)	(262)	(7)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	107	141	–[4]	–[4]	9	9
Decrease by 50 basis points	(62)[5]	(134)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	459	446	154	122	51	42
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2019 and as of 31 December 2018, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2019, 18.5% of retirement savings were subject to a legal minimum rate of 1.00%.

Fair value of plan assets

The tables below provide information about the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	90	0	90	1	83	0	83	1
Real estate / property
Domestic	0	1,720	1,720	11	0	1,808	1,808	11
Foreign	0	90	90	1	0	0	0	0
Investment funds
Equity
Domestic	395	0	395	2	383	0	383	2
Foreign	3,433	932	4,365	27	3,492	925	4,417	28
Bonds[1]
Domestic, AAA to BBB–	1,825	0	1,825	11	1,569	0	1,569	10
Foreign, AAA to BBB–	3,315	0	3,315	21	3,781	0	3,781	24
Foreign, below BBB–	563	0	563	4	544	0	544	3
Real estate
Foreign	0	0	0	0	0	7	7	0
Other	904	2,230	3,134	20	316	2,528	2,844	18
Other investments	301	109	411	3	324	11	335	2
Total fair value of plan assets	10,827	5,081	15,908	100	10,493	5,279	15,772	100

			31.12.19				31.12.18
Total fair value of plan assets			15,908				15,772
of which:[2]
Bank accounts at UBS AG			90				80
UBS AG debt instruments			4				8
UBS Group AG shares			12				15
Securities lent to UBS AG3			748				957
Property occupied by UBS AG			50				54
Derivative financial instruments, counterparty UBS AG3			6				21
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2019 and 31 December 2018. Net of collateral, derivative financial instruments amounted to USD 3 million as of 31 December 2019 (31 December 2018: USD 6 million).

Composition and fair value of plan assets (continued)

UK plan
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	141	0	141	4	143	0	143	5
Bonds[1]
Domestic, AAA to BBB–	1,810	0	1,810	49	1,604	0	1,604	53
Investment funds
Equity
Domestic	33	0	33	1	26	0	26	1
Foreign	916	0	916	25	658	0	658	22
Bonds[1]
Domestic, AAA to BBB–	610	117	727	20	587	93	680	22
Domestic, below BBB–	22	0	22	1	15	0	15	0
Foreign, AAA to BBB–	310	0	310	8	258	0	258	9
Foreign, below BBB–	108	0	108	3	51	0	51	2
Real estate
Domestic	103	18	122	3	102	28	131	4
Foreign	0	19	19	1	0	0	0	0
Insurance contracts	0	7	7	0	0	0	0	0
Derivatives	3	0	3	0	0	0	0	0
Asset-backed securities	0	6	6	0	21	2	22	1
Other investments[2]	(572)	7	(565)	(15)	(565)	9	(556)	(18)
Total fair value of plan assets	3,483	175	3,658	100	2,900	132	3,032	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US plans
	31.12.19				31.12.18
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	475	0	475	37	462	0	462	40
Domestic, below BBB–	2	0	2	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	8	92	0	92	8
Foreign, below BBB–	3	0	3	0	3	0	3	0
Investment funds
Equity
Domestic	208	0	208	16	143	0	143	12
Foreign	161	0	161	12	157	0	157	13
Bonds[1]
Domestic, AAA to BBB–	176	0	176	14	104	0	104	9
Domestic, below BBB–	28	0	28	2	23	0	23	2
Foreign, AAA to BBB–	17	0	17	1	56	0	56	5
Foreign, below BBB–	3	0	3	0	6	0	6	1
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	69	0	69	5	64	0	64	5
Insurance contracts	0	18	18	1	0	17	17	1
Total fair value of plan assets	1,268	31	1,299	100	1,139	29	1,168	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

b) Post-employment medical insurance plans

In the US and the UK, UBS AG offers post-employment medical insurance benefits that contribute to the health care coverage of certain employees and their beneficiaries after retirement. The UK post-employment medical insurance plan is closed to new entrants. In the US, retiree medical premiums are subsidized for eligible participants who retired before 2014. These plans are not prefunded.

In 2018, UBS AG announced changes to one of the US post-employment medical insurance plans that replaced the UBS AG retiree medical subsidy with a new subsidy to purchase medical coverage through a private Medicare exchange. This change reduced the post-employment benefit obligation by USD 14 million, resulting in a corresponding gain recognized in the income statement in 2018.

As of 31 December 2019, the net liability recognized for post-employment medical insurance plans was USD 62 million (31 December 2018: USD 62 million). An expense of USD 2 million was recognized in the income statement in 2019 (2018: gain of USD 11 million; 2017: expense of USD 3 million) and a loss of USD 3 million in Other comprehensive income in 2019 (2018: gain of USD 7 million; 2017: gain of USD 1 million).

The benefits expected to be paid to participants in 2020 are estimated at USD 5 million.

The measurement of each medical insurance plan’s post-employment benefit obligation considers different actuarial assumptions. Reasonably possible changes in actuarial assumptions would not lead to material movements in the net liability recognized as of 31 December 2019 and as of December 2018.

c) Defined contribution plans

UBS AG sponsors a number of defined contribution plans in locations outside Switzerland. The locations with significant defined contribution plans are the US and the UK. Certain plans allow employees to make contributions and earn matching or other contributions from UBS AG. Employer contributions to defined contribution plans are recognized as an expense, which, for 2019, 2018 and 2017, amounted to USD 278 million, USD 223 million and USD 236 million, respectively.

d) Related-party disclosure

UBS AG is the principal provider of banking services for the pension fund of UBS AG in Switzerland. In this capacity, UBS AG is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS AG pension funds do not have a similar banking relationship with UBS AG.

Also, UBS AG leases certain properties that are owned by the Swiss pension fund. As of 31 December 2019, the minimum commitment toward the Swiss pension fund under the related leases was approximately USD 8 million (31 December 2018: USD 10 million).

→Refer to the “Composition and fair value of plan assets” table in Note 29a for more information about fair value of investments in UBS AG and UBS Group AG instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS AG from and to the pension and other post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Received by UBS AG
Fees	19	22	36
Paid by UBS AG
Rent	2	3	5
Dividends, capital repayments and interest	10	10	10

The transaction volumes in UBS Group AG shares and UBS AG debt instruments and the balances of UBS Group AG shares held as of 31 December were:

Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.19	31.12.18
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	929	831
UBS AG debt instruments (par values, USD million)	1	9
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	1,778	547
UBS AG debt instruments (par values, USD million)	5	2

UBS Group AG shares held by pension and other post-employment benefit plans
	31.12.19	31.12.18
Number of shares (in thousands of shares)	14,991	15,934
Fair value (USD million)	189	197